Guarantor/Non-guarantor Condensed Consolidated Financial Information	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Text Block [Abstract]
Guarantor/Non-guarantor Condensed Consolidated Financial Information
(20)	Guarantor/Non-guarantor Unaudited Condensed Consolidated Financial Information

Certain of Alion’s wholly-owned domestic subsidiaries have jointly, severally, fully and unconditionally guaranteed both the Secured Notes and the Unsecured Notes which are general obligations of the Company. In March 2010, the Unsecured Note Indenture was amended to include as Unsecured Note guarantors all subsidiaries serving as Secured Note guarantors.

The following information presents unaudited condensed consolidating balance sheets as of December 31, 2013 and September 30, 2013; unaudited condensed consolidating statements of operations and comprehensive loss for the three month period ended December 31, 2013 and 2012; and unaudited condensed consolidating statements of cash flows for the three months ended December 31, 2013 and 2012 of Alion, its guarantor subsidiaries and its non-guarantor subsidiaries. Investments include Alion’s investments in its subsidiaries presented using the equity method of accounting.

Condensed Consolidating Balance Sheet as of December 31, 2013 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$4,670	$(10)	$27	$—	$4,687
Accounts receivable, net	166,283	2,038	642	—	168,963
Prepaid expenses and other current assets	5,587	36	25	—	5,648

Total current assets	176,540	2,064	694	—	179,298
Property, plant and equipment, net	8,552	515	3	—	9,070
Intangible assets, net	1,735	—	—	—	1,735
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	28,710	—	—	(28,710)	—
Intercompany receivables	1,963	28,536	—	(30,499)	—
Other assets	10,364	—	4	—	10,368

Total assets	$626,785	$31,115	$701	$(59,209)	$599,392

Current liabilities:
Interest payable	$15,590	$—	$—	$—	$15,590
Secured notes	326,313	—	—	—	326,313
Trade accounts payable	59,465	40	31	—	59,536
Accrued liabilities	36,710	96	103	—	36,909
Accrued payroll and related liabilities	31,399	303	31	—	31,733
Billings in excess of revenue earned	4,452	110	—	—	4,562

Total current liabilities	473,929	549	165	—	474,643
Intercompany payables	28,537	—	1,962	(30,499)	—
Unsecured notes	234,038	—	—	—	234,038
Accrued compensation and benefits, excluding current portion	5,998	—	—	—	5,998
Non-current portion of lease obligations	12,110	430	—	—	12,540
Deferred income taxes	59,873	—	—	—	59,873
Commitments and contingencies
Redeemable common stock	61,896	—	—	—	61,896
Common stock warrants	20,785	—	—	—	20,785
Common stock of subsidiaries	—	4,084	9	(4,093)	—
Accumulated other comprehensive loss	130	—	—	—	130
Accumulated deficit	(270,511)	26,052	(1,435)	(24,617)	(270,511)

Total liabilities, redeemable common stock and accumulated deficit	$626,785	$31,115	$701	$(59,209)	$599,392

Condensed Consolidating Balance Sheet as of September 30, 2013 (unaudited)

	Parent	Guarantor	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$25,617	$(24)	$20	$—	$25,613
Accounts receivable, net	169,304	2,735	565	—	172,604
Receivable due from ESOP Trust	930	—	—	—	930
Prepaid expenses and other current assets	4,449	188	(154)	—	4,483

Total current assets	200,300	2,899	431	—	203,630
Property, plant and equipment, net	9,139	525	4	—	9,668
Intangible assets, net	2,040	—	—	—	2,040
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	28,420	—	—	(28,420)	—
Intercompany receivables	1,906	27,828	—	(29,734)	—
Other assets	10,363	—	4	—	10,367

Total assets	$651,089	$31,252	$439	$(58,154)	$624,626

Current liabilities:
Interest payable	$17,758	$—	$—	$—	$17,758
Trade accounts payable	61,563	58	1	—	61,622
Accrued liabilities	39,169	144	80	—	39,393
Accrued payroll and related liabilities	37,404	517	33	—	37,954
Billings in excess of costs revenue earned	4,250	84	—	—	4,334

Total current liabilities	160,144	803	114	—	161,061
Intercompany payables	27,826	153	1,754	(29,733)	—
Secured Notes	322,286	—	—	—	322,286
Unsecured Notes	233,832	—	—	—	233,832
Accrued compensation and benefits, excluding current portion	5,736	—	—	—	5,736
Non-current portion of lease obligations	12,374	447	—	—	12,821
Deferred income taxes	58,130	—	—	—	58,130
Redeemable common stock	61,895	—	—	—	61,895
Common stock of subsidiaries	—	4,084	9	(4,093)	—
Commitments and contingencies
Common stock warrants	20,785	—	—	—	20,785
Accumulated other comprehensive loss	130	—	—	—	130
Accumulated surplus (deficit)	(252,049)	25,765	(1,438)	(24,328)	(252,050)

Total liabilities, redeemable common stock and accumulated deficit	$651,089	$31,252	$439	$(58,154)	$624,626

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Three Months Ended December 31, 2013 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$183,384	1,771	225	—	$185,380
Direct contract expense	144,060	1,091	124	—	145,275

Gross profit	39,324	680	101	—	40,105

Operating expenses	18,385	392	87		18,864
General and administrative	18,983	1	9	—	18,993

Operating income	1,956	287	5	—	2,248
Other income (expense):
Interest income	11	—	—	—	11
Interest expense	(18,948)	—	—	—	(18,948)
Other	(28)		—	—	(28)
Equity in net income (loss) of subsidiaries	292		—	(292)	—

Total other expenses	(18,673)	—	—	(292)	(18,965)

(Loss) income before taxes	(16,717)	287	5	(292)	(16,717)
Income tax expense	(1,745)	—	—	—	(1,745)

Net loss	$(18,462)	$287	$5	$(292)	$(18,462)

Other comprehensive income
Postretirement actuarial gains	—	—	—	—	—

Comprehensive income (loss)	$(18,462)	$287	$5	$(292)	$(18,462)

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Three Months Ended December 31, 2012 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$202,057	$2,218	$54	$—	$204,329
Direct contract expense	159,162	1,337	136	—	160,635

Gross profit	42,895	881	(82)	—	43,694

Operating expenses	21,621	560	69	—	22,250
General and administrative	11,734	49	21	—	11,804

Operating income (loss)	9,540	272	(172)	—	9,640
Other income (expense):
Interest income	17	—	—	—	17
Interest expense	(18,919)	—	—	—	(18,919)
Other	(15)	—	—	—	(15)
Equity in net income of subsidiaries	100	—	—	(100)	—

Total other (expense) income	(18,817)	—	—	(100)	(18,917)

(Loss) income before taxes	(9,277)	272	(172)	(100)	(9,277)
Income tax expense	(1,744)	—	—	—	(1,744)

Net income (loss)	$(11,021)	$272	$(172)	$(100)	$(11,021)

Other comprehensive income:
Postretirement actuarial gains	—	—	—	—	—

Comprehensive income (loss)	$(11,021)	$272	$(172)	$(100)	$(11,021)

Condensed Consolidating Statement of Cash Flows for the Three Months Ended December 31, 2013 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(19,934)	$24	$7	$(19,903)

Cash flows from investing activities:
Capital expenditures	(263)	(10)	—	(273)

Net cash used in investing activities	(263)	(10)	—	(273)
Cash flows from financing activities:
Payment of debt issue costs	(750)	—	—	(750)
Revolver borrowings	10,000	—	—	10,000
Revolver payments	(10,000)	—	—	(10,000)
Redeemable common stock purchased from ESOP Trust	(934)	—	—	(934)
Redeemable common stock sold to ESOP Trust	934	—	—	934

Net cash used in financing activities	(750)	—	—	(750)
Net (decrease) increase in cash and cash equivalents	(20,947)	14	7	(20,926)
Cash and cash equivalents at beginning of period	25,617	(24)	20	25,613

Cash and cash equivalents at end of period	$4,670	$(10)	$27	$4,687

Condensed Consolidating Statement of Cash Flows for the Three Months Ended December 31, 2012 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(6,337)	$15	$5	$(6,317)

Cash flows from investing activities:
Capital expenditures	(603)	—	—	(603)

Net cash used in investing activities	(603)	—	—	(603)
Cash flows from financing activities:
Redeemable common stock purchased from ESOP Trust	(1,975)	—	—	(1,975)

Net cash provided by financing activities	(846)	—	—	(846)
Net increase (decrease) in cash and cash equivalents	(7,786)	15	5	(7,766)
Cash and cash equivalents at beginning of period	27,271	(44)	—	27,227

Cash and cash equivalents at end of period	$19,485	$(29)	$5	$19,461

(21) Guarantor/Non-guarantor Condensed Consolidated Financial Information

Certain of Alion’s 100% owned domestic subsidiaries have jointly, severally, fully and unconditionally guaranteed both the Secured Notes and the Unsecured Notes which are general obligations of the Company. In March 2010, the Unsecured Note Indenture was amended to include as Unsecured Note guarantors all subsidiaries serving as Secured Note guarantors.

The following information presents condensed consolidating balance sheets as of September 30, 2013 and September 30, 2012; condensed consolidating statements of operations and comprehensive loss and cash flows for the years ended September 30, 2013, 2012 and 2011 of Alion, its guarantor subsidiaries and its non-guarantor subsidiaries. Investments include Alion’s investments in its subsidiaries presented using the equity method of accounting.

Condensed Consolidating Balance Sheet Information at September 30, 2013

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$25,617	$(24)	$20	$—	$25,613
Accounts receivable, net	169,304	2,735	565	—	172,604
Receivable due from ESOP Trust	930	—	—	—	930
Prepaid expenses and other current assets	4,449	188	(154)	—	4,483

Total current assets	200,300	2,899	431	—	203,630
Property, plant and equipment, net	9,139	525	4	—	9,668
Intangible assets, net	2,040	—	—	—	2,040
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	28,420	—	—	(28,420)	—
Intercompany receivables	1,906	27,828	—	(29,734)	—
Other assets	10,363	—	4	—	10,367

Total assets	$651,089	$31,252	$439	$(58,154)	$624,626

Current liabilities:
Interest payable	$17,758	$—	$—	$—	$17,758
Trade accounts payable	61,563	58	1	—	61,622
Accrued liabilities	39,169	144	80	—	39,393
Accrued payroll and related liabilities	37,404	517	33	—	37,954
Billings in excess of costs revenue earned	4,250	84	—	—	4,334

Total current liabilities	160,144	803	114	—	161,061
Intercompany payables	27,826	153	1,754	(29,733)	—
Secured Notes	322,286	—	—	—	322,286
Unsecured Notes	233,832	—	—	—	233,832
Accrued compensation and benefits, excluding current portion	5,736	—	—	—	5,736
Non-current portion of lease obligations	12,374	447	—	—	12,821
Deferred income taxes	58,130	—	—	—	58,130
Commitments and contingencies	—	—	—	—	—
Redeemable common stock	61,895	—	—	—	61,895
Common stock warrants	20,785	—	—	—	20,785
Common stock of subsidiaries	—	4,084	9	(4,093)	—
Accumulated other comprehensive loss	130	—	—	—	130
Accumulated surplus (deficit)	(252,049)	25,765	(1,438)	(24,328)	(252,050)

Total liabilities, redeemable common stock and stockholder’s deficit	$651,089	$31,252	$439	$(58,154)	$624,626

Condensed Consolidating Balance Sheet Information at September 30, 2012

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$27,271	$(44)	$—	$—	$27,227
Accounts receivable, net	172,365	2,783	145	—	175,293
Receivable due from ESOP Trust	1,129	—	—	—	1,129
Prepaid expenses and other current assets	5,378	70	—	—	5,448

Total current assets	206,143	2,809	145	—	209,097
Property, plant and equipment, net	10,064	529	12	—	10,605
Intangible assets, net	5,242	—	—	—	5,242
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	27,994	—	—	(27,994)	—
Intercompany receivables	1,438	27,475	—	(28,913)	—
Other assets	11,427	—	4	—	11,431

Total assets	$661,229	$30,813	$161	$(56,907)	$635,296

Current liabilities:
Interest payable	$17,658	$—	$—	$—	$17,658
Trade accounts payable	44,582	201	10	—	44,793
Accrued liabilities	52,265	190	5	—	52,460
Accrued payroll and related liabilities	39,305	589	32	—	39,926
Billings in excess of costs revenue earned	2,656	6	4	—	2,666

Total current liabilities	156,466	986	51	—	157,503
Intercompany payables	27,476	—	1,437	(28,913)	—
Secured Notes	306,502	—	—	—	306,502
Unsecured Notes	242,923	—	—	—	242,923
Accrued compensation and benefits, excluding current portion	5,905	—	—	—	5,905
Non-current portion of lease obligations	11,858	506	—	—	12,364
Deferred income taxes	51,156	—	—	—	51,156
Commitments and contingencies
Redeemable common stock	110,740	—	—	—	110,740
Common stock warrants	20,785	—	—	—	20,785
Common stock of subsidiaries	—	4,084	—	(4,084)	—
Accumulated other comprehensive loss	(149)	—	—	—	(149)
Accumulated surplus (deficit)	(272,433)	25,237	(1,327)	(23,910)	(272,433)

Total liabilities, redeemable common stock and stockholder’s deficit	$661,229	$30,813	$161	$(56,907)	$635,296

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2013
	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$839,608	$8,627	$737	$—	$848,972
Direct contract expenses	663,380	5,638	486	—	669,504

Gross profit	176,228	2,989	251	—	179,468

Operating expenses	81,838	1,972	318	—	84,128
General and administrative	52,491	604	44	—	53,139

Operating income (loss)	41,899	413	(111)	—	42,201
Other income (expense):
Interest income	55	—	—	—	55
Interest expense	(75,700)	—	—	—	(75,700)
Other	(200)	116	—	—	(84)
Gain on debt extinguishment	3,913	—	—	—	3,913
Equity in net income (loss) of subsidiaries	418	—	—	(418)	—

Total other income (expense)	(71,514)	116	—	(418)	(71,816)
Income (loss) before taxes	(29,615)	529	(111)	(418)	(29,615)
Income tax expense	(6,977)	—	—	—	(6,977)

Net income (loss)	$(36,592)	$529	$(111)	$(418)	$(36,592)

Other comprehensive income:
Postretirement actuarial gains	279	—	—	—	279

Comprehensive income (loss)	$(36,313)	529	(111)	(418)	(36,313)

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2012
	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$802,664	$14,015	$525	$—	$817,204
Direct contract expenses	624,788	7,743	300	—	632,831

Gross profit	177,876	6,272	225	—	184,373

Operating expenses	88,736	2,531	227	—	91,494
General and administrative	52,123	156	162	—	52,441

Operating income (loss)	37,017	3,585	(164)	—	40,438
Other income (expense):
Interest income	78	—	—	—	78
Interest expense	(74,934)	—	—	—	(74,934)
Other	(63)	9	(1)	—	(55)
Equity in net income (loss) of subsidiaries	3,429	—	—	(3,429)	—

Total other income (expense)	(71,490)	9	(1)	(3,429)	(74,911)
Income (loss) before taxes	(34,473)	3,594	(165)	(3,429)	(34,473)
Income tax expense	(6,974)	—	—	—	(6,974)

Net income (loss)	$(41,447)	$3,594	$(165)	$(3,429)	$(41,447)

Other comprehensive income:
Postretirement actuarial gains	26	—	—	—	26

Comprehensive income (loss)	$(41,421)	3,594	(165)	(3,429)	(41,421)

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2011
	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$769,467	$17,025	$822	$—	$787,314
Direct contract expenses	593,600	9,333	548	—	603,481

Gross profit	175,867	7,692	274	—	183,833

Operating expenses	79,871	3,076	88	—	83,035
General and administrative	64,374	620	311	—	65,305

Operating income (loss)	31,622	3,996	(125)	—	35,493
Other income (expense):
Interest income	45	—	—	—	45
Interest expense	(73,919)	—	—	—	(73,919)
Other	(535)	568	(1)	—	32
Gain on debt extinguishment	939	—	—	—	939
Equity in net income (loss) of subsidiaries	4,438	—	—	(4,438)	—

Total other income (expense)	(69,032)	568	(1)	(4,438)	(72,903)
Income (loss) before taxes	(37,410)	4,564	(126)	(4,438)	(37,410)
Income tax expense	(6,974)	—	—	—	(6,974)

Net income (loss)	$(44,384)	$4,564	$(126)	$(4,438)	$(44,384)

Other comprehensive income:
Post retirement actuarial gains	55	—	—	—	55

Comprehensive income (loss)	(44,329)	4,564	(126)	(4,438)	(44,329)

Condensed Consolidating Statement of Cash Flows

Year Ended September 30, 2013

	Parent	Guarantors	Non- Guarantors	Consolidated
	(In thousands)
Net cash provided by operating activities	$10,666	$97	$20	$10,783
Cash flows from investing activities:
Capital expenditures	(1,792)	(77)	—	(1,869)

Net cash provided by (used in) investing activities	(1,792)	(77)	—	(1,869)
Cash flows from financing activities:
Repurchase of Unsecured Notes	(6,030)	—	—	(6,030)
Revolver borrowings	16,461	—	—	16,461
Revolver repayments	(16,461)	—	—	(16,461)
Loan to ESOP Trust	(1,907)	—	—	(1,907)
ESOP loan repayment	1,907	—	—	1,907
Redeemable common stock purchased from ESOP Trust	(6,664)	—	—	(6,664)
Redeemable common stock sold to ESOP Trust	2,166	—	—	2,166

Net cash used in financing activities	(10,528)	—	—	(10,528)

Net increase (decrease) in cash and cash equivalents	(1,654)	20	20	(1,614)
Cash and cash equivalents at beginning of period	27,271	(44)	—	27,227

Cash and cash equivalents at end of period	$25,617	$(24)	$20	$25,613

Condensed Consolidating Statement of Cash Flows

Year Ended September 30, 2012

	Parent	Guarantors	Non- Guarantors	Consolidated
	(In thousands)
Net cash provided by (used in) operating activities	$12,700	$(19)	$—	$12,681
Cash flows from investing activities:
Capital expenditures	(2,733)	2	—	(2,731)

Net cash provided by (used in) investing activities	(2,733)	2	—	(2,731)

Cash flows from financing activities:
Revolver borrowings	26,000	—	—	26,000
Revolver repayments	(26,000)	—	—	(26,000)
Loan to ESOP Trust	(477)	—	—	(477)
ESOP loan repayment	477	—	—	477
Redeemable common stock purchased from ESOP Trust	(4,843)	—	—	(4,843)
Redeemable common stock sold to ESOP Trust	1,302	—	—	1,302

Net cash used in financing activities	(3,541)	—	—	(3,541)

Net increase (decrease) in cash and cash equivalents	6,426	(17)	—	6,409
Cash and cash equivalents at beginning of period	20,845	(27)	—	20,818

Cash and cash equivalents at end of period	$27,271	$(44)	$—	$27,227

Condensed Consolidating Statement of Cash Flows

Year Ended September 30, 2011

	Parent	Guarantors	Non- Guarantors	Consolidated
	(In thousands)
Net cash provided by operating activities	$5,061	$636	$24	$5,721
Cash flows from investing activities:
Capital expenditures	(5,694)	(588)	(23)	(6,305)
Proceeds from sale of fixed assets	14	—	—	14

Net cash used in investing activities	(5,680)	(588)	(23)	(6,291)

Cash flows from financing activities:
Payment of debt issuance cost	(710)	—	—	(710)
Repurchase unsecured notes	(3,993)	—	—	(3,993)
Revolver borrowings	17,000	—	—	17,000
Revolver payments	(17,000)	—	—	(17,000)
Loan to ESOP Trust	(776)	—	—	(776)
ESOP loan repayment	776	—	—	776
Redeemable common stock purchased from ESOP Trust	(5,762)	—	—	(5,762)
Redeemable common stock sold to ESOP Trust	5,158	—	—	5,158

Net cash used in financing activities	(5,307)	—	—	(5,307)

Net increase (decrease) in cash and cash equivalents	(5,926)	48	1	(5,877)
Cash and cash equivalents at beginning of period	26,770	(74)	(1)	26,695

Cash and cash equivalents at end of period	$20,844	$(26)	$—	$20,818